Stock-Based Compensation Plan - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		21 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Dec. 15, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair value					$ 27.8	$ 74.2
Stock-based compensation expense					$ 700,000	$ 900,000
Unamortized stock-based compensation expense for outstanding options					$ 900,000
Weighted average vesting period					1 year 9 months 18 days
2017 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share awards available for future grant					0			0
2022 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance					65,000
Expiration period (in years)					10 years
Stock-based compensation expense	$ 100,000	$ 200,000	$ 400,000	$ 600,000
Aggregate intrinsic value of outstanding stock options	0		0				$ 0
Unamortized stock-based compensation expense for outstanding options	500,000		$ 500,000				500,000
Weighted average vesting period			1 year 7 months 6 days
Research and Development Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense					$ 200,000	200,000
Research and Development Expenses | 2022 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	34,000	45,000					$ 100,000
General and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense					$ 600,000	$ 700,000
General and Administrative Expenses | 2022 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 100,000	$ 200,000	$ 300,000	$ 400,000